Commitments and Contingencies	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Other Commitments [Line Items]
Commitments and Contingencies
Note 6 — Commitments and Contingencies
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholder Rights
Pursuant to a registration rights agreement entered into on August 13, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon exercise of the Forward Purchase Agreement and conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $13,800,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $24,150,000 in the aggregate. The deferred fee will be forfeited by the underwriters in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreements
On July 24, 2020 and August 12, 2020, the Company entered into two respective forward purchase agreements which provide for the purchase by each of Dragoneer Funding LLC and entities managed by or associated with Willett Advisors LLC of up to a combined aggregate of 17,500,000 units (the “forward purchase units”), with each unit consisting of one Class A ordinary share and one-fifth
of one warrant to purchase one Class A ordinary share for $10.00 per unit, or $175,000,000 in the aggregate, in a private placement to close substantially concurrently with the closing of a Business Combination.
The obligations under the forward purchase agreements will not depend on whether any public shareholders elect to redeem their shares and provide a minimum funding level for the initial Business Combination. The forward purchase shares and forward purchase warrants will be identical to the Class A ordinary shares and warrants, respectively, included in the Units sold in the Initial Public Offering, except that they will be subject to certain registration rights.
Business Combination Agreement
On February 2, 2021, the Company entered into a business combination agreement (the “Business Combination Agreement”) as amended on April 22, 2021 by Amendment No. 1 to the Business Combination Agreement and on July 6, 2021 by Amendment No. 2 to Business Combination Agreement), by and among the Company, Chariot Merger Sub and CCC. The Domestication, the Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”.
The Business Combination Agreement provides for, among other things, the following transactions on the closing date: (i) the Company will become a Delaware corporation (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed as determined by CCC in its sole discretion, (B) each outstanding Class A ordinary share of the Company and each outstanding Class B ordinary share of the Company will become one share of common stock of the Company (the “Dragoneer Common Stock”), and (C) each outstanding whole warrant of the Company will become one warrant to purchase one share of Dragoneer Common Stock; and (ii) following the Domestication, Chariot Merger Sub will merge with and into CCC, with CCC as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of the Company (the “Merger”).
Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors. Pursuant to the Subscription Agreements, each investor agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, on the Closing Date (as defined in the Business Combination Agreement) immediately following the Closing (as defined in the Business Combination Agreement), an aggregate of 15,000,000 shares of Dragoneer Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $150,000,000.

NOTE 7 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholder Rights
Pursuant to a registration rights agreement entered into on August 13, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $13,800,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $24,150,000 in the aggregate. The deferred fee will be forfeited by the underwriters in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreements
On July 24, 2020 and August 12, 2020, the Company entered into two respective forward purchase agreements which provide for the purchase by each of Dragoneer Funding LLC (“Dragoneer Funding”) and entities managed by or associated with certain affiliates of Willett Advisors LLC of up to a combined aggregate of 17,500,000 units (the “forward purchase units”), with each unit consisting of one Class A ordinary share and one-fifth
of one warrant to purchase one Class A ordinary share for $10.00 per unit, or $175,000,000 in the aggregate, in a private placement to close substantially concurrently with the closing of a Business Combination.
The obligations under the forward purchase agreements will not depend on whether any public shareholders elect to redeem their shares and provide a minimum funding level for the initial Business Combination. The forward purchase shares and forward purchase warrants will be identical to the Class A ordinary shares and warrants, respectively, included in the Units sold in the Initial Public Offering, except that they will be subject to certain registration rights.

Cypress Holdings Inc And Subsidiaries [Member]
Other Commitments [Line Items]
Commitments and Contingencies
20.	COMMITMENTS
Purchase Obligations
—The Company has long-term agreements with suppliers and other parties related to licensing data used in its products and services, outsourced data center, disaster recovery, and software as a service that expire at various dates through 2031.
During February 2021, the Company entered into a purchase agreement with a supplier. The agreement includes minimum purchase commitments of $15.5 million, $7.1 million, and $6.9 million during the twelve-month periods ending February 28, 2022, February 28, 2023, and February 29, 2024, respectively. As of June 30, 2021, there were no other material changes from the amounts disclosed as of December 31, 2020.
Employment Agreements
—The Company is a party to employment agreements with key employees that provide for compensation and certain other benefits. These agreements also provide for severance payments and bonus under certain circumstances.

18.	COMMITMENTS
Operating Leases
—The Company leases facilities and office equipment under noncancelable operating lease agreements that expire at various dates through 2037. As of December 31, 2020, future minimum cash lease payments are as follows (in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total

Operating leases	$7,143	$6,090	$5,180	$7,059	$7,243	$68,415	$101,130
During the years ended December 31, 2020, 2019 and 2018, operating lease rental expenses were $9.7 million, $9.5 million and $8.3 million, respectively.
In June 2020, the Company entered into a lease agreement to lease a new office facility for its corporate headquarters in Chicago. Cash rent payments are due beginning in May 2023 and total $80.5 million over the lease term.
Purchase Obligations
—The Company has long-term agreements with suppliers and other parties related to licensing data used in its products and services, outsourced data center, disaster recovery, and software as a service that expire at various dates through 2031. Under the terms of these agreements with suppliers, the Company has future minimum obligations as of December 31, 2020, as follows (in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total

Purchase obligations	$17,069	$14,669	$9,900	$9,900	$9,900	$59,400	$120,838
Employment Agreements
—The Company is a party to employment agreements with key employees that provide for compensation and certain other benefits. These agreements also provide for severance payments and bonus under certain circumstances.